Significant changes in the current reporting period (Detail) $ / shares in Units, $ in Thousands						6 Months Ended
	Jun. 27, 2022 shares	Jun. 23, 2022 USD ($) shares	Jun. 17, 2022 SFr / shares shares	Jun. 14, 2022 USD ($) $ / shares shares	Mar. 26, 2022 USD ($) tranche facility shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 shares	Jul. 04, 2022 $ / shares	Jul. 04, 2022 SFr / shares	Jun. 30, 2022 SFr / shares	Jun. 23, 2022 SFr / shares	Jun. 14, 2022 SFr / shares shares	May 06, 2022 SFr / shares
Disclosure Of Significant Changes In The Current Reporting Period [Line Items]
Number of loan facilities | facility					2
Number of borrowing facility tranches | tranche					3
Par value per share | (per share)						$ 0.05		$ 0.05	SFr 0.05	SFr 0.05			SFr 0.05
Ordinary shares [member]
Disclosure Of Significant Changes In The Current Reporting Period [Line Items]
Issuance of ordinary shares (in shares)						14,056,077	22,819,788
Underwriting Agreement [Member]
Disclosure Of Significant Changes In The Current Reporting Period [Line Items]
Par value per share | SFr / shares											SFr 0.05
Increase (decrease) in number of ordinary shares issued			752,688
Underwriting Agreement [Member] | Ordinary shares [member]
Disclosure Of Significant Changes In The Current Reporting Period [Line Items]
Par value per share | SFr / shares			SFr 0.05
Proceeds from issuing shares | $		$ 34,000
SVB Securities LLC and Piper Sandler Co [Member] | Underwriting Agreement [Member] | Ordinary shares [member]
Disclosure Of Significant Changes In The Current Reporting Period [Line Items]
Common Stock Shares Subscribed But Not Issued				5,715,000								5,715,000
Par value per share | SFr / shares			SFr 0.05									SFr 0.05
Share price | $ / shares				$ 5.25
Increase (decrease) in number of ordinary shares issued			5,715,000
SVB Securities LLC and Piper Sandler Co [Member] | Underwriting Agreement [Member] | Additional Option To Acquire Shares From The Company [Member] | Ordinary shares [member]
Disclosure Of Significant Changes In The Current Reporting Period [Line Items]
Common Stock Shares Subscribed But Not Issued				857,250								857,250
Par value per share | SFr / shares											SFr 0.05	SFr 0.05
Share price | $ / shares				$ 5.25
Period within which options granted shall be excercised				30 days
Proceeds from issuing shares | $		$ 34,000
Issuance of ordinary shares (in shares)		752,688
Forbion Growth Opportunities Fund II [Member] | Purchase Agreement [Member] | Ordinary shares [member] | Private Placement [Member]
Disclosure Of Significant Changes In The Current Reporting Period [Line Items]
Par value per share | SFr / shares												SFr 0.05
Share price | $ / shares				$ 5.75
Increase (decrease) in number of ordinary shares issued				3,478,260
Proceeds from issuing shares | $				$ 20,000
Forbion Growth Opportunities Fund II [Member] | Purchase Agreement [Member] | Ordinary shares [member] | Authorized Capital [Member] | Private Placement [Member]
Disclosure Of Significant Changes In The Current Reporting Period [Line Items]
Increase (decrease) in number of ordinary shares issued		425,252
Forbion Growth Opportunities Fund II [Member] | Purchase Agreement [Member] | Ordinary shares [member] | Treasury shares [member] | Private Placement [Member]
Disclosure Of Significant Changes In The Current Reporting Period [Line Items]
Increase (decrease) in number of ordinary shares issued	3,053,008
the Loan [Member]
Disclosure Of Significant Changes In The Current Reporting Period [Line Items]
Maximum borrowing capacity | $					$ 75,000
Debt issuance cost | $					$ 750
Warrant to purchase shares (in shares)					324,190
Warrant to purchase shares, value of shares | $					$ 1,000
Warrant to purchase shares, maximum exercise term					7 years
the Loan , Convertible Loan [Member]
Disclosure Of Significant Changes In The Current Reporting Period [Line Items]
Maximum borrowing capacity | $					$ 18,750
the Loan , Term Loan [Member]
Disclosure Of Significant Changes In The Current Reporting Period [Line Items]
Maximum borrowing capacity | $					$ 56,250
Number of borrowing facility tranches | tranche					3